Stockholders' Equity (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholder's Equity (Textual)
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001